Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans and Allowance for Loan Losses

Note 4:      Loans and Allowance for Loan Losses

Categories of loans at December 31, include:

	2011	2010
	(In thousands)

Commercial loans	$35,387	$32,153
Commercial real estate	148,052	136,369
Residential real estate	61,765	63,378
Installment loans	39,243	46,877

Total gross loans	284,447	278,777

Less allowance for loan losses	(2,921)	(2,740)

Total loans	$281,526	$276,037

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC 310-10-35-16), when based on current information and events, it is probable the Company will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of December 31, 2011 and 2010:

	2011
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
(In thousands)
Allowance for loan losses:
Balance, beginning of year	$561	$1,566	$229	$140	$244	$2,740
Provision charged to expense	213	1,459	265	188	(157)	1,968
Losses charged off	(616)	(758)	(489)	(261)	––	(2,124)
Recoveries	25	54	230	28	––	337

Balance, end of year	$183	$2,321	$235	$95	$87	$2,921
Ending balance: individually evaluated for impairment	$59	$1,799	$––	$––	$––	$1,858
Ending balance: collectively evaluated for impairment	$124	$522	$235	$95	$87	$1,063

Loans:
Ending balance: individually evaluated for impairment	$637	$8,254	$––	$––	$––	$8,891
Ending balance: collectively evaluated for impairment	$34,750	$139,798	$39,243	$61,765	$––	$275,556

	2010
	Commercial	Commercial Real Estate	Installment	Residential	Unallocated	Total
(In thousands)
Allowance for loan losses:
Balance, beginning of year	$890	$999	$251	$100	$150	$2,390
Provision charged to expense	(110)	1,339	296	197	94	1,816
Losses charged off	(256)	(775)	(579)	(160)	––	(1,770)
Recoveries	37	3	261	3	––	304

Balance, end of year	$561	$1,566	$229	$140	$244	$2,740
Ending balance: individually evaluated for impairment	$486	$1,226	$––	$60	$––	$1,772
Ending balance: collectively evaluated for impairment	$75	$340	$229	$80	$244	$968

Loans:
Ending balance: individually evaluated for impairment	$1,184	$5,852	$––	$238	$––	$7,274
Ending balance: collectively evaluated for impairment	$30,969	$130,517	$46,877	$63,140	$––	$271,503

The following tables show the portfolio quality indicators as of December 31, 2011 and 2010. For purposes of monitoring the credit quality and risk characteristics of its loan portfolio, the Company utilizes the following types of loans: commercial and commercial real estate, residential and installment.

To facilitate the monitoring of credit quality within the loan portfolio, and for purposes of analyzing historical loss rates used in the determination of the ALLL, the Company utilizes the following categories of credit grades: pass, special mention, substandard, and doubtful. The four categories, which are derived from standard regulatory rating definitions, are assigned upon initial approval of credit to borrowers and updated periodically thereafter. Pass ratings, which are assigned to those borrowers that do not have identified potential or well defined weaknesses and for which there is a high likelihood of orderly repayment, are updated periodically based on the size and credit characteristics of the borrower. All other categories are updated on at least a quarterly basis.

The Company assigns a special mention rating to loans that have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may, at some future date, result in the deterioration of the repayment prospects for the loan or the Company’s credit position.

The Company assigns a substandard rating to loans that are inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged. Substandard loans have well defined weaknesses or weaknesses that could jeopardize the orderly repayment of the debt. Loans and leases in this grade also are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies noted are not addressed and corrected.

The Company assigns a doubtful rating to loans that have all the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors that may work to the advantage of and strengthen the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors may include a proposed merger or acquisition, liquidation proceeding, capital injection, perfecting liens on additional collateral or refinancing plans.

The following table shows the portfolio quality indicators as of December 31, 2011:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$31,320	$133,949	$61,590	$39,161	$266,020
Special Mention	2,930	3,500	175	5	6,610
Substandard	882	6,924	––	77	7,883
Doubtful	255	3,679	––	––	3,934

	$35,387	$148,052	$61,765	$39,243	$284,447

The following table shows the portfolio quality indicators as of December 31, 2010:

Loan Class	Commercial	Commercial Real Estate	Residential	Installment	Total
	(In thousands)

Pass Grade	$28,416	$122,795	$62,517	$46,877	$260,605
Special Mention	134	1,141	623	––	1,898
Substandard	3,603	12,198	238	––	16,039
Doubtful	––	235	––	––	235

	$32,153	$136,369	$63,378	$46,877	$278,777

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2011:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$661	$21	$80	$240	$1,002	$34,385	$35,387
Commercial real estate	485	––	––	2,677	3,162	144,890	148,052
Installment	405	53	5	71	534	38,709	39,243
Residential	1,038	81	––	1,867	2,986	58,779	61,765

Total	$2,589	$155	$85	$4,855	$7,684	$276,763	$284,447

The following table shows the loan portfolio aging analysis of the recorded investment in loans as of December 31, 2010:

	30-59 Days Past Due and Accruing	60-89 Days Past Due and Accruing	Greater Than 90 Days and Accruing	Non Accrual	Total Past Due and Non Accrual	Current	Total Loans Receivable
	(In thousands)
Commercial	$265	$201	$25	$300	$791	$31,362	$32,153
Commercial real estate	567	525	––	3,163	4,255	132,114	136,369
Installment	421	159	––	240	820	46,057	46,877
Residential	529	279	––	823	1,631	61,747	63,378

Total	$1,782	$1,164	$25	$4,526	$7,497	$271,280	$278,777

The following table presents impaired loans for the year ended December 31, 2011:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$532	$532	$––	$525	$28
Commercial real estate	1,805	1,805	––	1,496	87
Consumer	––	––	––	––	––
Residential	––	––	––	39	––
	2,337	2,337	––	2,060	115
Loans with a specific valuation allowance:
Commercial	105	105	59	386	10
Commercial real estate	6,449	6,449	1,799	5,558	278
Consumer	––	––	––	––	––
Residential	––	––	––	81	––
	6,554	6,554	1,858	6,025	288

Total:
Commercial	$637	$637	$59	$911	$38
Commercial Real Estate	$8,254	$8,254	$1,799	$7,054	$365
Consumer	$––	$––	$––	$––	$––
Residential	$––	$––	$––	$120	$––

The following table presents impaired loans for the year ended December 31, 2010:

	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In thousands)
Loans without a specific valuation allowance:
Commercial	$518	$518	$––	$510	$22
Commercial real estate	1,186	1,186	––	1,172	45
Consumer	––	––	––	––	––
Residential	77	77	––	69	4
	1,781	1,781	––	1,751	71
Loans with a specific valuation allowance:
Commercial	666	666	486	648	38
Commercial real estate	4,666	4,666	1,226	4,688	80
Consumer	––	––	––	––	––
Residential	161	161	60	148	3
	5,493	5,493	1,772	5,484	121

Total:
Commercial	$1,184	$1,184	$486	$1,158	$60
Commercial Real Estate	$5,852	$5,852	$1,226	$5,860	$125
Consumer	$––	$––	$––	$––	$––
Residential	$238	$238	$60	$217	$7

At December 31, 2011, the Company had certain loans that were modified in troubled debt restructurings and impaired.  The modification of terms of such loans included one or a combination of the following:  an extension of maturity, a reduction of the stated interest rate or a permanent reduction of the recorded investment in the loan.

The following table presents information regarding troubled debt restructurings by class for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
		(In thousands)

Commercial	5	$91	$58
Commercial real estate	5	716	315
Residential	––	––	––
Consumer	––	––	––

The troubled debt restructurings described above increased the allowance for loan losses by $426,000 and did not result in any charge offs during the year ended December 31, 2011.

There were no defaults of any of the restructurings described above in the last 12 months.